Contributed surplus- Broker warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of broker warrants
Outstanding, beginning of year (in shares)		112,909	213,638
Granted	0	0	0
Exercised		(1,800)
Expired		(111,109)	(100,729)
Outstanding, end of year			112,909
Weighted average exercise price
Outstanding, beginning of year (price per share)		$ 12.07	$ 11.10
Exercised (price per share)		(12.07)
Expired (price per share)		$ (12.07)	10.00
Outstanding, end of year (price per share)			$ 12.07